Share Capital (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Aug. 04, 2010
Share Capital
Authorized share capital, shares	50,000,000	50,000,000	50,000,000
Common stock par value	$ 1	$ 1	$ 0.01
Common stock, shares issued	20,000	20,000	20,000